Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Salaries and short-term employee benefits (i)	$ 1,821,211	$ 1,141,349	$ 1,018,166
Stock-based compensation	7,600,415	169,969	106,959
Key management personnel compensation	$ 9,421,626	$ 1,311,318	$ 1,125,125